May 6, 2011

VIA EDGAR AND OVERNIGHT COURIER

Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Washington, D.C. 20549

Attention:	Russell Mancuso
Amanda Ravitz

Re:	Peregrine Semiconductor Corporation

Amendment No. 3 to Registration Statement on Form S-1

File No. 333-170711

Date Filed: November 19, 2010

Amended: March 15, 2011

Dear Mr. Mancuso and Ms. Ravitz:

Peregrine Semiconductor Corporation (the “Company”) has electronically transmitted via EDGAR Amendment No. 3 (“Amendment No. 3”) to its Registration Statement on Form S-1 (“Registration Statement”), together with certain exhibits thereto. Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by the Company for five years. We have also enclosed with the couriered delivery of this letter (i) three unmarked hard copies of Amendment No. 3, and (ii) three hard copies of Amendment No. 3 which are marked to show changes to Amendment No. 2 to the Registration Statement filed on March 15, 2011.

On behalf of the Company, this letter corresponds to the comments set forth in the letter to the Company dated March 29, 2011, from the staff of the Securities and Exchange Commission (the “Staff”). For your convenience, we have repeated and numbered the comments from the March 29, 2011 letter in italicized print. The Company’s responses are provided below each comment.

Prospectus Summary, page 1

1.	We note your response to prior comment 1. So readers can understand from context what specific features or aspects of a circuit the terms “parasitic capacitance” and “broadband linearity” address, please expand your disclosure to describe briefly the substance of the first two sentences of the second paragraph of your response regarding parasitic capacitance. Also explain what “broadband linearity” means and how it relates to network efficiency.

RESPONSE TO COMMENT 1:

The Company acknowledges the Staff’s comment and has revised the disclosure on pages 1, 41, and 68 of Amendment No. 3 to further explain “parasitic capacitance” and “broadband linearity”.

Annual Cash Incentive Bonuses, page 89

2.	Regarding your response to prior comment 5:

•

Please expand your response to demonstrate that disclosure of the objectives would cause you competitive harm, using the same standard as you would use when requesting confidential treatment of confidential trade secrets or confidential commercial or financial information pursuant to Securities Act Rule 406.

•

Please expand the disclosure in the second sentence on page 91 to describe more specifically how difficult or how likely it would be to achieve the target levels. See Instruction 4 to Item 402(b) of Regulation S-K.

RESPONSE TO COMMENT 2:

The Company acknowledges the Staff’s comments and, in response to the second bullet point, has revised the disclosure related to certain of the 2010 target performance objectives to include more a detailed degree-of-difficulty discussion.

With respect to the first bullet point requesting expanded discussion in this response letter of the competitive harm that would be caused by providing more details regarding the specific performance target levels that applied under our 2010 incentive bonus plan to the gross margins and revenue-related goals, we respectfully provide the following. A critical aspect of our business strategy requires that we target differentiated revenue growth as we grow our business and try to gain market share. This means that to compete within our industry segment we face a competitive dynamic that makes it in the interests of every player – suppliers and customers – to identify and capture for itself from any other player any cost reduction or other means of improving its own margins. Therefore, for us to execute successfully our business plan, it is essential that we keep confidential, not only from the suppliers of high performance RFICs with whom we compete but also from our module and OEM customers, those aspects of our internal business plan that relate to revenue growth, operating income improvement and gross margins improvement because such details give these other players insight into our internal business strategy including the market share we target and the timeframe in which we aspire, and the methods we are likely to use, to achieve our objectives. Disclosure of these details at this time could negatively impact our prospects of achieving these objectives.

* * * * *

Please do not hesitate to contact me at (858) 436-8010 or my colleague, Jeff Higgins, at (858) 436-8020, if you have any questions or would like additional information regarding this matter.

Very truly yours,

GUNDERSON DETTMER STOUGH VILLENEUVE FRANKLIN & HACHIGIAN, LLP

By:	/s/ GARI CHEEVER
Gari Cheever

cc:	Jay C. Biskupski, Peregrine Semiconductor Corporation

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